Ordinary shares (Details) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2016 shares	Oct. 31, 2016 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Oct. 27, 2016 ¥ / shares shares
Proceeds from issuance of ordinary shares to related party | ¥			¥ 68,400
Ordinary shares, share authorized				10,000,000,000	10,000,000,000	10,000,000,000
Par value of ordinary shares | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares
Number of shares issued			72,100,000
Each of Common Class A or Common Class B or classes as the board of directors may determine
Ordinary shares, share authorized						1,000,000,000
Class A ordinary shares
Number of votes entitled | ¥ / shares						¥ 1
Ordinary shares, share authorized						8,000,000,000
Ordinary shares, shares issued				525,306,440	525,306,440	453,206,440
Ordinary shares, shares outstanding				504,704,716	514,464,604	442,364,604
Class A ordinary shares | IPO
Number of shares issued		72,100,000
Class B ordinary shares
Number of votes entitled | ¥ / shares						¥ 10
Ordinary shares, share authorized						1,000,000,000
Ordinary shares, shares issued				206,100,000	206,100,000	206,100,000
Ordinary shares, shares outstanding				206,100,000	206,100,000	206,100,000
Zto Es Holding Limited ("ZTO ES")
Number of shares considered issued to related party but not outstanding				10,841,836	10,841,836
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Shares issued to related party	16,000,000
Number of shares considered issued to related party but not outstanding				10,841,836	10,841,836